Other comprehensive income - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains/ (losses)	€ (1,002)	€ 436	€ 2,411
Fair Value	85,239	108,038	120,953
Santander Bank Polska
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	219
Debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	517	1,229	2,574
Revaluation losses	(1,519)	(793)	(163)
Net revaluation gains/ (losses)	(1,002)	436	2,411
Fair Value	83,298	105,585	118,170
Issued by Public-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	26	271	693
Revaluation losses	(1)	0	0
Net revaluation gains/ (losses)	25	271	693
Fair Value	9,312	12,917	19,314
Issued by Public-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	268	544	915
Revaluation losses	(199)	(118)	(69)
Net revaluation gains/ (losses)	69	426	846
Fair Value	17,593	20,397	23,116
Issued by Public-sector | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	196	334	785
Revaluation losses	(937)	(438)	(73)
Net revaluation gains/ (losses)	(741)	(104)	712
Fair Value	40,873	49,847	51,026
Issued by Private-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	0	2	2
Revaluation losses	(24)	(20)	(7)
Net revaluation gains/ (losses)	(24)	(18)	(5)
Fair Value	5,727	4,759	6,454
Issued by Private-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	11	47	100
Revaluation losses	(68)	(171)	(11)
Net revaluation gains/ (losses)	(57)	(124)	89
Fair Value	5,203	11,708	12,191
Issued by Private-sector | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	16	31	79
Revaluation losses	(290)	(46)	(3)
Net revaluation gains/ (losses)	(274)	(15)	76
Fair Value	€ 4,590	€ 5,957	€ 6,069